T. ROWE PRICE Blue Chip Growth Portfolio
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.5%
COMMUNICATION
SERVICES  15.4%
Entertainment  2.2%
Netflix (1) 528,505 50,816
50,816
Interactive Media &
Services  12.2%
Alphabet, Class A  122,835 35,322
Alphabet, Class C  456,371 130,915
Meta Platforms, Class A  193,695 110,819
277,056
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  106,647 22,399
22,399
Total Communication Services 350,271
CONSUMER
DISCRETIONARY  15.8%
Automobiles  2.7%
Tesla (1) 164,946 61,319
61,319
Broadline Retail  6.9%
Amazon.com (1) 714,454 148,799
Sea, ADR (1) 102,553 8,493
157,292
Hotels, Restaurants &
Leisure  1.6%
Booking Holdings  4,539 19,111
Chipotle Mexican Grill (1) 298,416 9,552
DoorDash, Class A (1) 46,549 6,989
35,652
Specialty Retail  4.6%
Carvana (1) 249,927 78,572
Ross Stores  59,196 12,823
TJX  76,198 12,169
103,564
Total Consumer Discretionary 357,827
CONSUMER STAPLES  0.8%
Food Products  0.2%
Mondelez International, Class A  76,094 4,386
4,386
Household Products  0.6%
Colgate-Palmolive  84,272 7,182
Procter & Gamble  38,244 5,524
12,706
Total Consumer Staples 17,092
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  7.8%
Capital Markets  1.4%
Charles Schwab  73,113 6,871
Goldman Sachs Group  11,688 9,888
Moody's  13,939 6,081
Morgan Stanley  60,878 10,019
32,859
Financial Services  5.1%
Adyen (EUR) (1) 2,777 2,779
Mastercard, Class A  98,802 49,367
Visa, Class A  207,321 62,661
114,807
Insurance  1.3%
Chubb  72,331 23,575
Marsh & McLennan  38,587 6,693
30,268
Total Financials 177,934
HEALTH CARE  6.3%
Health Care Equipment &
Supplies  1.8%
Intuitive Surgical (1) 63,541 29,292
Medline, Class A (1) 54,507 2,425
Stryker  30,289 9,953
41,670
Health Care Providers &
Services  0.6%
UnitedHealth Group  50,161 13,573
13,573
Life Sciences Tools &
Services  1.0%
Danaher  58,547 11,100
Thermo Fisher Scientific  24,765 12,173
23,273
Pharmaceuticals  2.9%
Eli Lilly  72,780 66,941
66,941
Total Health Care 145,457
INDUSTRIALS & BUSINESS
SERVICES  3.5%
Aerospace & Defense  2.1%
General Electric  146,486 41,568
TransDigm Group  4,467 5,177
46,745
Commercial Services &
Supplies  0.2%
Cintas  27,967 4,730
4,730
Electrical Equipment  1.0%
GE Vernova  25,203 22,000
22,000

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.2%
Old Dominion Freight Line  29,288 5,723
5,723
Total Industrials & Business Services 79,198
INFORMATION
TECHNOLOGY  47.7%
Electronic Equipment,
Instruments & Components  0.5%
TE Connectivity  51,379 10,739
10,739
IT Services  0.8%
Shopify, Class A (1) 148,159 17,575
17,575
Semiconductors & Semiconductor
Equipment  22.7%
ASML Holding  19,673 25,985
Broadcom  360,448 111,562
Monolithic Power Systems  13,283 14,523
NVIDIA  1,955,794 341,090
Taiwan Semiconductor
Manufacturing, ADR  48,758 16,478
Texas Instruments  32,790 6,366
516,004
Software  14.3%
Aestas DBA OpenAI, Class
A, Acquisition Date: 10/3/25,
Cost $8,011 (1)(2)(3) 18,630 12,812
Canva, Class B, Acquisition Date:
8/16/21 - 12/17/21, Cost $2,456 (1)
(2)(3) 1,441 2,156
Crowdstrike Holdings, Class A (1) 20,104 7,849
Datadog, Class A (1) 28,298 3,340
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(2)(3) 27,971 598
Microsoft  624,494 231,169
Oracle  132,477 19,489
Palantir Technologies, Class A (1) 41,469 6,066
Roper Technologies  19,504 6,902
ServiceNow (1) 238,008 24,884
Synopsys (1) 26,521 10,515
325,780
Technology Hardware, Storage &
Peripherals  9.4%
Apple  842,321 213,773
213,773
Total Information Technology 1,083,871
MATERIALS  0.7%
Chemicals  0.7%
Linde  16,754 8,306
Sherwin-Williams  24,685 7,913
Total Materials 16,219
Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  0.5%
Electric Utilities  0.5%
Constellation Energy  37,175 10,381
Total Utilities 10,381
Total Common Stocks (Cost
$641,047) 2,238,250
CONVERTIBLE PREFERRED STOCKS  0.6%
INFORMATION
TECHNOLOGY  0.6%
Software  0.6%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)
(2)(3) 92 138
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(2)
(3) 10 15
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $742 (1)(2)(3) 12,546 2,384
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $2,305 (1)(2)(3) 31,368 5,960
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $354 (1)(2)(3) 4,817 915
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(3) 37,063 793
OpenAI, Series A-3, Acquisition
Date: 8/15/25, Cost $830 (1)(2)(3) 2,705 1,860
OpenAI, Series C, Acquisition Date:
3/12/26, Cost $2,405 (1)(2)(3) 3,497 2,405
Total Information Technology 14,470
Total Convertible Preferred Stocks
(Cost $7,936) 14,470
CORPORATE BONDS  0.2%
Carvana, 9.00%, 6/1/30, (9.00%
Cash) (4)(5) 1,475,518 1,537
Carvana, 9.00%, 6/1/31, (9.00%
Cash) (4)(5) 2,017,311 2,182
Total Corporate Bonds (Cost
$3,206) 3,719
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve
Fund, 3.71% (6)(7) 14,400,290 14,400
Total Short-Term Investments
(Cost $14,400) 14,400
Total Investments in
Securities  99.9%
(Cost $666,589) $ 2,270,839
Other Assets Less Liabilities 0.1% 1,499
Net Assets 100.0% $ 2,272,338

T. ROWE PRICE Blue Chip Growth Portfolio

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $30,036 and represents 1.3% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,719 and represents 0.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ —# $ — $ 55+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 10,951  ¤  ¤ $ 14,400^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $55 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,400.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Blue Chip Growth Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Blue Chip Growth Portfolio

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,219,905 $ 2,779 $ 15,566 $ 2,238,250
Convertible Preferred Stocks — — 14,470 14,470
Corporate Bonds — 3,719 — 3,719
Short-Term Investments 14,400 — — 14,400
Total $ 2,234,305 $ 6,498 $ 30,036 $ 2,270,839

T. Rowe Price Blue Chip Growth Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $3,944,000 for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E307-054Q1 03/26
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 12,053 $ 3,513 $ — $ 15,566
Convertible Preferred Stocks 11,634 431 2,405 14,470
Total $ 23,687 $ 3,944 $ 2,405 $ 30,036